Arden Investment Series Trust

375 Park Avenue
32nd Floor
New York, New York 10152
TEL. (212) 751-5252

March 4, 2015

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Arden Investment Series Trust (“Registrant”)

Securities Act File No. 333-180881
Investment Company Act File No. 811-22701

Ladies and Gentlemen:

I hereby certify on behalf of the Registrant, pursuant to paragraph (j) of Rule 497 promulgated under the Securities Act of 1933, as amended, that:

1.	The form of Prospectuses and Statements of Additional Information dated February 27, 2015 for the Registrant’s Arden Alternative Strategies Fund, Arden Alternative Strategies II and Arden Alternative Strategies VIT that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in Post-Effective Amendment No. 12 to the Registrant’s Registration Statement under the Securities Act of 1933, as amended, on Form N-1A filed with the Securities and Exchange Commission on February 27, 2015 (the “Amendment”); and

2. The text of the Amendment has been filed electronically.

Very truly yours,

/s/ Henry P. Davis

Henry P. Davis

President